CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (69,752)	$ (69,319)	$ (75,799)
Net income from discontinued operations	(11,867)	(10,753)	(9,601)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	27,014	25,643	21,041
Accretion of debt in interest expense	2,205	1,997	8,725
Accretion of discount on held to maturity investments in interest expense, net	(1,886)	0	0
Current expected credit losses	579	1,204	1,290
Provision for obsolete inventory	(1,915)	69	103
Stock-based compensation	14,291	13,261	14,275
Impairment loss	0	1,301	0
Loss on debt extinguishment	635	0	11,916
Adjustment to contingent consideration liability	(9,200)	(4,400)	0
Deferred income tax	197	(373)	(10,417)
Changes in operating assets and liabilities:
Accounts receivable	(772)	(5,587)	3,222
Inventories	15,984	(2,767)	(13,598)
Other current assets	(1,147)	1,823	(4,031)
Other assets	(1,608)	(5,031)	(3,997)
Accounts payable	4,411	696	4,458
Accrued salaries and benefits	(265)	808	(649)
Accrued expenses	769	(683)	(6,821)
Customer deposits and deferred service revenue	(2,179)	(5,851)	(1,706)
Customers payable	2,966	7,205	0
Other long-term liabilities	(412)	(868)	(601)
Cash used in operating activities - continuing operations	(31,952)	(51,625)	(62,190)
Cash provided by operating activities - discontinued operations	14,877	8,555	9,034
Net cash used in operating activities	(17,075)	(43,070)	(53,156)
Cash flows from investing activities:
Cash paid for acquisition, net of cash acquired	(1,900)	(18,797)	(374,705)
Capital expenditures	(5,018)	(1,163)	(1,366)
Capitalization of software costs	(5,346)	(6,234)	(6,210)
Proceeds from sale of held to maturity investments	85,978	24,243	0
Purchases of held to maturity investments	(80,996)	(64,533)	0
Cash used in investing activities - continuing operations	(7,282)	(66,484)	(382,281)
Cash used in investing activities - discontinued operations	(499)	(226)	(711)
Net cash used in investing activities	(7,781)	(66,710)	(382,992)
Cash flows from financing activities:
Principal payments of long-term debt	0	(705)	(4,174)
Payments for the extinguishment of notes payable	0	0	(183,618)
Proceeds from common stock issuance	0	0	215,000
Payments for common stock issuance costs	0	0	(6,828)
Proceeds from debt issuance, net of original issue discount	0	0	441,385
Payments for debt issuance costs	0	0	(13,998)
Treasury stock acquired from employees upon vesting or forfeiture of restricted stock	(2,685)	(3,148)	(5,315)
Proceeds from exercise of stock options	1,069	1,286	1,156
Cash (used in) provided by financing activities - continuing operations	(1,616)	(2,567)	443,608
Cash used in financing activities - discontinued operations	0	0	0
Net cash (used in) provided by financing activities	(1,616)	(2,567)	443,608
Effect of exchange rate changes on cash and cash equivalents	(3,522)	1,461	273
Net (decrease) increase in cash, cash equivalents, and cash held on behalf of customers	(29,994)	(110,886)	7,733
Cash, cash equivalents, and cash held on behalf of customers at beginning of period	77,533	188,419	180,686
Cash, cash equivalents, and cash held on behalf of customers at end of period	47,539	77,533	188,419
Reconciliation of cash, cash equivalents, and cash held on behalf of customers
Cash and cash equivalents	37,369	70,328	188,419
Cash held on behalf of customers	10,170	7,205	0
Total cash, cash equivalents, and cash held on behalf of customers	47,539	77,533	188,419
Supplemental disclosures of cash flow information:
Income taxes	3,223	1,285	0
Capitalized software recorded in accounts payable	38	27	48
Capital expenditures in accounts payable	139	75	26
Tax withholding in accrued salaries and benefits related to treasury stock acquired from employees	0	0	643
Common stock issued for acquisition	0	6,300	$ 110,219
Cash and cash equivalents included in discontinued operations	$ 200	$ 200